NOTE 7 - CONVERTIBLE DEBT: Convertible Debt (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Unsecured Convertible, due 01/19/17
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Original Principal Amount	$ 15,000
Convertible Promissory Note		$ 6,750	$ 6,750
SUBTOTAL		6,750	6,750
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Original Principal Amount	$ 15,000
Unsecured Convertible Due 08/05/23
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Original Principal Amount	$ 154,000
Convertible Promissory Note		110,535	0
SUBTOTAL		110,535	0
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Original Principal Amount	$ 154,000
Unsecured Convertible Due 05/01/23
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Original Principal Amount	$ 200,000
Convertible Promissory Note		200,000	0
SUBTOTAL		200,000	0
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Original Principal Amount	$ 200,000
Original Principal Amount	369,000
Convertible Promissory Note		317,285	6,750
SUBTOTAL		317,285	6,750
Original Principal Amount	$ 369,000
TOTAL		$ 317,285	$ 6,750